Goodwill and Other Intangible Assets - Intangible Asset Impairment Charges - Continuing Operations (Details) - Continuing operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Impairment Charges for Goodwill and Other Non-Amortizing Intangible Assets [Line Items]
Goodwill, Impairment Loss	$ 0	$ 0	$ 695
Total impairment charges	0	0	934
Trademarks
Schedule of Impairment Charges for Goodwill and Other Non-Amortizing Intangible Assets [Line Items]
Impairment of intangible assets other than goodwill	0	0	13
Gaming Rights and other
Schedule of Impairment Charges for Goodwill and Other Non-Amortizing Intangible Assets [Line Items]
Impairment of intangible assets other than goodwill	$ 0	$ 0	$ 226